Aristotle Strategic Income Fund

Schedule of Investments
as of June 30, 2023 (Unaudited)

	CORPORATE BONDS - 72.0%	Principal Amount	Value
	Communications - 7.7%
	AT&T, Inc.
	4.350%, 03/01/2029	$5,500,000	$5,285,499
	2.750%, 06/01/2031	6,000,000	5,064,512
	2.250%, 02/01/2032	2,475,000	1,966,632
	5.400%, 02/15/2034	8,000,000	8,017,687
	CCO Holdings LLC / CCO Holdings Capital Corp.
	6.375%, 09/01/2029	2,500,000	2,358,109
	4.250%, 02/01/2031	9,125,000	6,945,584
	Charter Communications Operating LLC / Charter Communications Operating Capital
	3.750%, 02/15/2028	1,500,000	1,375,822
	4.200%, 03/15/2028	5,750,000	5,392,971
	5.050%, 03/30/2029	1,500,000	1,431,043
	2.800%, 04/01/2031	1,950,000	1,569,814
	3.850%, 04/01/2061	2,000,000	1,211,365
	CSC Holdings LLC
	5.250%, 06/01/2024	6,150,000	5,726,927
	11.250%, 05/15/2028	1,600,000	1,553,464
	5.750%, 01/15/2030	2,300,000	1,089,246
	4.625%, 12/01/2030	4,400,000	1,962,299
	DISH Network Corp.
	11.750%, 11/15/2027	14,350,000	14,020,540
	Frontier Communications Holdings LLC
	5.000%, 05/01/2028	4,250,000	3,671,045
	8.625%, 03/15/2031	3,400,000	3,293,607
	Rogers Communications, Inc.
	3.800%, 03/15/2032	8,000,000	6,996,138
	Sirius XM Radio, Inc.
	3.875%, 09/01/2031	7,775,000	6,019,774
	Sprint Capital Corp.
	8.750%, 03/15/2032	6,000,000	7,258,332
	T-Mobile USA, Inc.
	3.750%, 04/15/2027	7,000,000	6,629,622
	2.050%, 02/15/2028	3,000,000	2,602,960
	2.400%, 03/15/2029	2,000,000	1,720,082
	3.375%, 04/15/2029	2,050,000	1,853,093
	3.875%, 04/15/2030	6,000,000	5,531,193
	3.500%, 04/15/2031	1,125,000	993,806
	5.200%, 01/15/2033	1,700,000	1,689,798
	4.375%, 04/15/2040	3,900,000	3,446,852
	Verizon Communications, Inc.
	2.550%, 03/21/2031	11,500,000	9,605,123
	Total Communications		126,282,939

	Consumer Discretionary - 7.5%
	1011778 BC ULC / New Red Finance, Inc.
	4.000%, 10/15/2030	7,200,000	6,170,635
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
	9.750%, 07/15/2027	6,600,000	5,843,563
	American Airlines 2016-1 Class B Pass Through Trust
	5.250%, Series 2016-1, 01/15/2024	694,457	684,230
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	5.750%, 04/20/2029	5,125,000	4,980,879
	CDI Escrow Issuer, Inc.
	5.750%, 04/01/2030	7,650,000	7,127,643
	Churchill Downs, Inc.
	6.750%, 05/01/2031	2,725,000	2,697,750
	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
	4.625%, 01/15/2029	4,975,000	4,370,413
	6.750%, 01/15/2030	5,000,000	4,260,087
	First Student Bidco, Inc. / First Transit Parent, Inc.
	4.000%, 07/31/2029	6,175,000	5,238,006
	Ford Motor Co.
	6.100%, 08/19/2032	2,175,000	2,110,035
	Ford Motor Credit Co. LLC
	4.950%, 05/28/2027	1,600,000	1,511,059
	4.125%, 08/17/2027	3,500,000	3,199,156
	6.800%, 05/12/2028	4,000,000	4,008,008
	2.900%, 02/10/2029	7,500,000	6,213,764
	4.000%, 11/13/2030	400,000	342,193
	General Motors Financial Co., Inc.
	4.350%, 01/17/2027	5,000,000	4,795,864
	2.700%, 08/20/2027	6,500,000	5,760,442
	Hertz Corp.
	5.000%, 12/01/2029	4,000,000	3,311,520
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
	5.000%, 06/01/2029	1,875,000	1,665,750
	4.875%, 07/01/2031	6,475,000	5,438,975
	Hyatt Hotels Corp.
	5.750%, 04/23/2030	5,450,000	5,457,375
	LBM Acquisition LLC
	6.250%, 01/15/2029	2,250,000	1,864,406
	MajorDrive Holdings IV LLC
	6.375%, 06/01/2029	10,000,000	7,951,350
	Marriott International, Inc./MD
	2.850%, 04/15/2031	9,000,000	7,572,795
	Masco Corp.
	7.750%, 08/01/2029	4,110,000	4,495,189
	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
	4.875%, 05/01/2029	4,625,000	4,088,259
	STL Holding Co. LLC
	7.500%, 02/15/2026	4,020,000	3,700,334
	Viking Cruises Ltd.
	9.125%, 07/15/2031	7,200,000	7,279,056
	Total Consumer Discretionary		122,138,736

	Consumer Staples - 2.5%
	Anheuser-Busch InBev Worldwide, Inc.
	5.450%, 01/23/2039	6,000,000	6,213,411
	Bacardi Ltd. / Bacardi-Martini BV
	5.400%, 06/15/2033	2,000,000	1,983,823
	Haleon US Capital LLC
	3.375%, 03/24/2029	8,000,000	7,274,578
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
	5.125%, 02/01/2028	700,000	672,713
	5.500%, 01/15/2030	1,750,000	1,680,088
	5.750%, 04/01/2033	8,000,000	7,526,423
	Pilgrim's Pride Corp.
	6.250%, 07/01/2033	3,000,000	2,909,526
	Sysco Corp.
	2.400%, 02/15/2030	4,000,000	3,410,118
	2.450%, 12/14/2031	3,000,000	2,454,486
	US Foods, Inc.
	4.625%, 06/01/2030	7,800,000	6,998,506
	Total Consumer Staples		41,123,672

	Energy - 7.8%
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
	5.375%, 06/15/2029	11,950,000	11,115,656
	Archrock Partners LP / Archrock Partners Finance Corp.
	6.875%, 04/01/2027	1,325,000	1,273,643
	6.250%, 04/01/2028	2,025,000	1,904,108
	Callon Petroleum Co.
	7.500%, 06/15/2030	4,550,000	4,298,986
	Cheniere Energy Partners LP
	3.250%, 01/31/2032	10,925,000	9,002,744
	Civitas Resources, Inc.
	8.375%, 07/01/2028	750,000	759,413
	8.750%, 07/01/2031	750,000	761,288
	CQP Holdco LP / BIP-V Chinook Holdco LLC
	5.500%, 06/15/2031	5,225,000	4,668,656
	Energy Transfer LP
	5.500%, 06/01/2027	1,500,000	1,492,864
	4.000%, 10/01/2027	1,200,000	1,124,627
	5.550%, 02/15/2028	450,000	449,175
	3.750%, 05/15/2030	3,000,000	2,709,075
	5.750%, 02/15/2033	5,000,000	5,039,605
	5.800%, 06/15/2038	3,000,000	2,881,180
	EQM Midstream Partners LP
	6.000%, 07/01/2025	184,000	182,134
	7.500%, 06/01/2027	100,000	101,171
	6.500%, 07/01/2027	1,750,000	1,727,733
	5.500%, 07/15/2028	1,250,000	1,183,896
	4.750%, 01/15/2031	5,625,000	4,933,935
	Genesis Energy LP / Genesis Energy Finance Corp.
	7.750%, 02/01/2028	2,750,000	2,618,850
	8.875%, 04/15/2030	75,000	73,344
	ITT Holdings LLC
	6.500%, 08/01/2029	3,500,000	2,953,090
	Kinder Morgan, Inc.
	5.200%, 06/01/2033	2,000,000	1,939,107
	MPLX LP
	4.800%, 02/15/2029	1,350,000	1,302,761
	2.650%, 08/15/2030	2,225,000	1,862,839
	4.950%, 09/01/2032	3,950,000	3,391,126
	5.000%, 03/01/2033	150,000	143,742
	Range Resources Corp.
	4.750%, 02/15/2030	7,075,000	6,348,150
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
	6.000%, 12/31/2030	5,375,000	4,697,822
	Tap Rock Resources LLC
	7.000%, 10/01/2026	5,350,000	5,515,315
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
	5.000%, 01/15/2028	650,000	620,911
	5.500%, 03/01/2030	4,000,000	3,853,340
	4.000%, 01/15/2032	14,952,000	12,945,300
	Venture Global Calcasieu Pass LLC
	6.250%, 01/15/2030	275,000	273,041
	4.125%, 08/15/2031	7,400,000	6,374,185
	3.875%, 11/01/2033	6,560,000	5,380,648
	Venture Global LNG, Inc.
	8.125%, 06/01/2028	6,075,000	6,176,785
	8.375%, 06/01/2031	4,675,000	4,719,447
	Total Energy		126,799,692

	Financials - 21.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	2.450%, 10/29/2026	3,250,000	2,905,247
	4.625%, 10/15/2027	1,000,000	948,448
	Air Lease Corp.
	3.750%, 06/01/2026	1,500,000	1,418,490
	1.875%, 08/15/2026	750,000	666,592
	3.125%, 12/01/2030	3,500,000	2,919,207
	4.650% (5 Year CMT Rate + 4.076%), Perpetual Maturity, 06/15/2026 (a)(e)	2,750,000	2,301,915
	Athene Holding Ltd.
	6.150%, 04/03/2030	4,925,000	4,952,644
	3.500%, 01/15/2031	1,000,000	827,536
	Avolon Holdings Funding Ltd.
	3.950%, 07/01/2024	3,000,000	2,911,254
	2.125%, 02/21/2026	6,450,000	5,737,191
	3.250%, 02/15/2027	3,200,000	2,853,860
	2.750%, 02/21/2028	6,500,000	5,482,864
	Bank of America Corp.
	2.551% (SOFR + 1.050%), 02/04/2028 (a)	3,000,000	2,709,921
	2.087% (SOFR + 1.060%), 06/14/2029 (a)	7,300,000	6,232,902
	2.592% (SOFR + 2.150%), 04/29/2031 (a)	7,500,000	6,300,270
	1.922% (SOFR + 1.370%), 10/24/2031 (a)	1,000,000	791,901
	2.651% (SOFR + 1.220%), 03/11/2032 (a)	5,000,000	4,143,236
	2.687% (SOFR + 1.320%), 04/22/2032 (a)	1,450,000	1,202,276
	2.972% (SOFR + 1.330%), 02/04/2033 (a)	6,000,000	5,003,883
	5.288% (SOFR + 1.910%), 04/25/2034 (a)	4,000,000	3,964,623
	2.482% (5 Year CMT Rate + 1.200%), 09/21/2036 (a)	6,750,000	5,167,021
	6.125% (5 Year CMT Rate + 3.231%), Perpetual Maturity, 04/27/2027 (a)(e)	2,400,000	2,351,160
	Charles Schwab Corp.
	5.000% (5 Year CMT Rate + 3.256%), Perpetual Maturity, 06/01/2027 (a)(e)	5,000,000	4,202,350
	Citigroup, Inc.
	4.450%, 09/29/2027	10,500,000	10,030,962
	3.668% (CME Term SOFR 3 Month + 1.652%), 07/24/2028 (a)	4,000,000	3,742,358
	4.075% (CME Term SOFR 3 Month + 1.454%), 04/23/2029 (a)	3,000,000	2,826,890
	3.980% (CME Term SOFR 3 Month + 1.600%), 03/20/2030 (a)	3,000,000	2,776,426
	2.666% (SOFR + 1.146%), 01/29/2031 (a)	1,000,000	846,885
	2.561% (SOFR + 1.167%), 05/01/2032 (a)	450,000	367,630
	2.520% (SOFR + 1.177%), 11/03/2032 (a)	4,500,000	3,628,222
	6.174% (SOFR + 2.661%), 05/25/2034 (a)	11,250,000	11,354,136
	Corebridge Financial, Inc.
	3.850%, 04/05/2029	5,000,000	4,503,588
	Global Payments, Inc.
	2.150%, 01/15/2027	8,000,000	7,116,956
	5.400%, 08/15/2032	5,000,000	4,874,964
	5.950%, 08/15/2052	5,000,000	4,791,548
	GLP Capital LP / GLP Financing II, Inc.
	5.300%, 01/15/2029	9,000,000	8,577,482
	4.000%, 01/15/2031	2,925,000	2,531,471
	Goldman Sachs Group, Inc.
	1.542% (SOFR + 0.818%), 09/10/2027 (a)	7,000,000	6,156,845
	1.948% (SOFR + 0.913%), 10/21/2027 (a)	5,000,000	4,449,523
	2.600%, 02/07/2030	4,000,000	3,410,495
	3.800%, 03/15/2030	3,000,000	2,777,449
	2.615% (SOFR + 1.281%), 04/22/2032 (a)	5,050,000	4,143,016
	3.102% (SOFR + 1.410%), 02/24/2033 (a)	10,000,000	8,452,058
	Host Hotels & Resorts LP
	3.375%, 12/15/2029	6,800,000	5,817,128
	3.500%, 09/15/2030	1,500,000	1,272,598
	2.900%, 12/15/2031	5,750,000	4,528,757
	HSBC Holdings PLC
	2.206% (SOFR + 1.285%), 08/17/2029 (a)	4,500,000	3,768,834
	4.700% (5 Year CMT Rate + 3.250%), Perpetual Maturity, 03/09/2031 (a)(e)	3,000,000	2,251,234
	Invitation Homes Operating Partnership LP
	2.700%, 01/15/2034	9,000,000	6,826,042
	Iron Mountain, Inc.
	4.875%, 09/15/2029	4,175,000	3,740,952
	5.250%, 07/15/2030	1,000,000	901,990
	JPMorgan Chase & Co.
	4.125%, 12/15/2026	725,000	698,460
	2.947% (SOFR + 1.170%), 02/24/2028 (a)	2,300,000	2,113,505
	4.005% (CME Term SOFR 3 Month + 1.382%), 04/23/2029 (a)	2,000,000	1,884,961
	2.069% (SOFR + 1.015%), 06/01/2029 (a)	6,000,000	5,150,293
	2.522% (SOFR + 2.040%), 04/22/2031 (a)	1,950,000	1,650,464
	2.580% (CME Term SOFR 3 Month + 1.250%), 04/22/2032 (a)	550,000	457,035
	2.963% (SOFR + 1.260%), 01/25/2033 (a)	6,950,000	5,857,086
	5.717% (SOFR + 2.580%), 09/14/2033 (a)	9,950,000	10,099,081
	5.350% (SOFR + 1.845%), 06/01/2034 (a)	7,000,000	7,058,666
	Morgan Stanley
	1.512% (SOFR + 0.858%), 07/20/2027 (a)	5,000,000	4,431,689
	3.591%, 07/22/2028	11,000,000	10,158,415
	2.943% (SOFR + 1.290%), 01/21/2033 (a)	11,500,000	9,565,090
	5.250% (SOFR + 1.870%), 04/21/2034 (a)	3,000,000	2,963,756
	2.484% (SOFR + 1.360%), 09/16/2036 (a)	550,000	417,543
	5.297% (SOFR + 2.620%), 04/20/2037 (a)	550,000	520,710
	Nasdaq, Inc.
	5.550%, 02/15/2034	6,650,000	6,679,179
	6.100%, 06/28/2063	2,000,000	2,046,989
	OneMain Finance Corp.
	3.875%, 09/15/2028	3,175,000	2,598,420
	5.375%, 11/15/2029	1,775,000	1,510,716
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
	3.350%, 11/01/2029	3,675,000	3,140,230
	6.200%, 06/15/2030	5,000,000	5,030,873
	PNC Financial Services Group, Inc.
	4.626% (SOFRINDX + 1.850%), 06/06/2033 (a)	6,900,000	6,351,785
	6.250% (H.15 7 Year CMT Rate + 2.808%), Perpetual Maturity, 03/15/2030 (a)(e)	2,250,000	2,025,563
	Principal Financial Group, Inc.
	5.375%, 03/15/2033	4,750,000	4,711,632
	State Street Corp.
	5.159% (SOFR + 1.890%), 05/18/2034 (a)	5,900,000	5,867,343
	US Bancorp
	4.653% (SOFR + 1.230%), 02/01/2029 (a)	8,000,000	7,649,449
	5.836% (SOFR + 2.260%), 06/12/2034 (a)	5,000,000	5,038,473
	VICI Properties LP
	4.750%, 02/15/2028	450,000	426,546
	5.125%, 05/15/2032	3,000,000	2,809,813
	VICI Properties LP / VICI Note Co., Inc.
	3.750%, 02/15/2027	3,000,000	2,754,707
	4.625%, 12/01/2029	6,300,000	5,725,251
	Wells Fargo & Co.
	3.000%, 10/23/2026	3,000,000	2,786,837
	3.196% (CME Term SOFR 3 Month + 1.432%), 06/17/2027 (a)	5,000,000	4,697,979
	3.526% (SOFR + 1.510%), 03/24/2028 (a)	5,985,000	5,592,251
	2.393% (SOFR + 2.100%), 06/02/2028 (a)	4,500,000	4,013,260
	5.389% (SOFR + 2.020%), 04/24/2034 (a)	9,550,000	9,493,445
	Total Financials		356,438,725

	Health Care - 4.8%
	AmerisourceBergen Corp.
	2.700%, 03/15/2031	8,000,000	6,805,229
	Amgen, Inc.
	5.150%, 03/02/2028	7,000,000	6,998,698
	5.600%, 03/02/2043	4,000,000	4,014,846
	4.875%, 03/01/2053	3,000,000	2,762,365
	5.750%, 03/02/2063	3,000,000	3,045,695
	Cigna Group/The
	5.400%, 03/15/2033	10,000,000	10,180,419
	CVS Health Corp.
	5.300%, 06/01/2033	7,000,000	6,992,595
	HCA, Inc.
	3.625%, 03/15/2032	10,000,000	8,684,447
	5.500%, 06/01/2033	3,000,000	2,996,547
	Pfizer Investment Enterprises Pte Ltd.
	4.450%, 05/19/2028	1,150,000	1,130,865
	4.750%, 05/19/2033	350,000	348,817
	5.110%, 05/19/2043	5,000,000	5,014,558
	Tenet Healthcare Corp.
	6.125%, 10/01/2028	4,175,000	4,023,281
	4.375%, 01/15/2030	1,825,000	1,648,624
	6.750%, 05/15/2031	3,475,000	3,487,808
	UnitedHealth Group, Inc.
	5.300%, 02/15/2030	7,000,000	7,176,211
	Viatris, Inc.
	2.700%, 06/22/2030	4,450,000	3,603,438
	Total Health Care		78,914,443

	Industrials - 6.3%
	Chart Industries, Inc.
	7.500%, 01/01/2030	2,800,000	2,860,214
	9.500%, 01/01/2031	2,525,000	2,681,596
	Emerald Debt Merger Sub LLC
	6.625%, 12/15/2030	5,925,000	5,880,563
	Ferguson Finance PLC
	4.650%, 04/20/2032	7,000,000	6,607,268
	Flowserve Corp.
	3.500%, 10/01/2030	7,050,000	6,022,324
	2.800%, 01/15/2032	8,050,000	6,421,120
	GFL Environmental, Inc.
	4.000%, 08/01/2028	875,000	783,437
	3.500%, 09/01/2028	2,375,000	2,116,231
	4.750%, 06/15/2029	2,375,000	2,172,594
	4.375%, 08/15/2029	1,950,000	1,738,284
	Hillenbrand, Inc.
	3.750%, 03/01/2031	6,375,000	5,360,738
	Husky III Holding Ltd.
	13.000% Cash or 13.750% PIK, 02/15/2025	13,400,000	12,227,500
	Madison IAQ LLC
	4.125%, 06/30/2028	1,875,000	1,652,700
	nVent Finance Sarl
	2.750%, 11/15/2031	3,600,000	2,873,637
	5.650%, 05/15/2033	4,650,000	4,575,433
	OT Merger Corp.
	7.875%, 10/15/2029	8,800,000	5,509,995
	SPX FLOW, Inc.
	8.750%, 04/01/2030	11,350,000	10,228,032
	TK Elevator US Newco, Inc.
	5.250%, 07/15/2027	5,000,000	4,625,313
	TransDigm, Inc.
	5.500%, 11/15/2027	675,000	637,443
	6.750%, 08/15/2028	500,000	502,520
	4.625%, 01/15/2029	675,000	601,241
	4.875%, 05/01/2029	4,475,000	4,002,745
	Vontier Corp.
	2.950%, 04/01/2031	4,500,000	3,603,972
	Weir Group PLC/The
	2.200%, 05/13/2026	9,850,000	8,827,939
	Total Industrials		102,512,839

	Materials - 6.8%
	Anglo American Capital PLC
	3.875%, 03/16/2029	750,000	682,532
	2.625%, 09/10/2030	6,450,000	5,325,380
	2.875%, 03/17/2031	11,000,000	9,090,131
	5.500%, 05/02/2033	550,000	537,636
	ARD Finance SA
	6.500% Cash or 7.250% PIK, 06/30/2027	1,968,194	1,597,438
	Berry Global, Inc.
	5.500%, 04/15/2028	2,000,000	1,969,888
	Celanese US Holdings LLC
	6.165%, 07/15/2027	8,000,000	7,964,190
	Clydesdale Acquisition Holdings, Inc.
	6.625%, 04/15/2029	3,150,000	3,007,774
	8.750%, 04/15/2030	2,150,000	1,900,221
	Glencore Funding LLC
	2.625%, 09/23/2031	9,000,000	7,251,860
	JW Aluminum Continuous Cast Co.
	10.250%, 06/01/2026	710,000	705,534
	LABL, Inc.
	6.750%, 07/15/2026	2,500,000	2,460,701
	5.875%, 11/01/2028	7,475,000	6,812,382
	9.500%, 11/01/2028	275,000	280,125
	8.250%, 11/01/2029	1,975,000	1,655,297
	Mauser Packaging Solutions Holding Co.
	7.875%, 08/15/2026	1,000,000	994,588
	9.250%, 04/15/2027	6,700,000	6,191,985
	Novelis Corp.
	3.250%, 11/15/2026	500,000	453,139
	3.875%, 08/15/2031	4,679,000	3,855,644
	South32 Treasury Ltd.
	4.350%, 04/14/2032	12,500,000	10,979,994
	SPCM SA
	3.375%, 03/15/2030	5,000,000	4,163,775
	Standard Industries, Inc.
	4.750%, 01/15/2028	1,443,000	1,345,232
	4.375%, 07/15/2030	7,500,000	6,502,478
	3.375%, 01/15/2031	6,673,000	5,379,394
	TMS International Corp.
	6.250%, 04/15/2029	9,126,000	7,675,240
	Vale Overseas Ltd.
	6.125%, 06/12/2033	5,200,000	5,215,808
	Windsor Holdings III LLC
	8.500%, 06/15/2030	3,250,000	3,238,853
	WRKCo, Inc.
	3.000%, 06/15/2033	5,175,000	4,212,451
	Total Materials		111,449,670

	Technology - 4.2%
	Broadcom, Inc.
	4.150%, 11/15/2030	1,589,000	1,462,715
	3.469%, 04/15/2034	2,000,000	1,641,332
	3.137%, 11/15/2035	2,700,000	2,072,027
	3.187%, 11/15/2036	6,703,000	5,069,577
	4.926%, 05/15/2037	6,153,000	5,571,949
	Entegris Escrow Corp.
	4.750%, 04/15/2029	5,375,000	4,994,752
	MPH Acquisition Holdings LLC
	5.500%, 09/01/2028	900,000	768,153
	5.750%, 11/01/2028	4,300,000	3,241,684
	NXP BV / NXP Funding LLC / NXP USA, Inc.
	5.000%, 01/15/2033	7,000,000	6,724,978
	Open Text Corp.
	6.900%, 12/01/2027	3,000,000	3,057,420
	Open Text Holdings, Inc.
	4.125%, 12/01/2031	4,950,000	4,064,678
	Oracle Corp.
	3.250%, 11/15/2027	3,000,000	2,784,574
	2.300%, 03/25/2028	4,000,000	3,532,288
	4.500%, 05/06/2028	100,000	97,341
	6.150%, 11/09/2029	100,000	104,223
	4.650%, 05/06/2030	3,000,000	2,900,451
	6.250%, 11/09/2032	3,000,000	3,185,761
	3.950%, 03/25/2051	3,000,000	2,270,064
	Rackspace Technology Global, Inc.
	3.500%, 02/15/2028	2,700,000	1,217,884
	TD SYNNEX Corp.
	2.650%, 08/09/2031	5,000,000	3,837,623
	Teledyne Technologies, Inc.
	2.250%, 04/01/2028	3,500,000	3,057,518
	2.750%, 04/01/2031	8,500,000	7,105,375
	Total Technology		68,762,367

	Utilities - 2.6%
	Arizona Public Service Co.
	6.350%, 12/15/2032	1,394,000	1,480,180
	Florida Power & Light Co.
	4.800%, 05/15/2033	7,000,000	6,953,379
	IPALCO Enterprises, Inc.
	4.250%, 05/01/2030	4,000,000	3,623,247
	KeySpan Gas East Corp.
	5.994%, 03/06/2033	8,000,000	8,069,140
	National Grid PLC
	5.809%, 06/12/2033	450,000	458,223
	NextEra Energy Capital Holdings, Inc.
	4.900%, 02/28/2028	4,000,000	3,964,108
	5.000%, 02/28/2030	5,000,000	4,950,178
	Southern California Edison Co.
	5.950%, 11/01/2032	8,000,000	8,379,779
	Vistra Operations Co. LLC
	4.300%, 07/15/2029	6,000,000	5,322,620
	Total Utilities		43,200,854
	TOTAL CORPORATE BONDS (Cost $1,273,967,079)		1,177,623,937

	ASSET BACKED SECURITIES - 0.8%
	American Airlines Group, Inc.
	4.100%, Series 2016-1, 01/15/2028	1,035,911	922,375
	3.150%, Series AA, 02/15/2032	2,469,992	2,144,028
	3.500%, Series A, 02/15/2032	1,632,707	1,328,411
	2.875%, Series A, 07/11/2034	3,671,840	3,039,365
	British Airways PLC
	3.300%, Series 2019-1, 12/15/2032	2,376,149	2,065,408
	United Airlines 2023-1 Class A Pass Through Trust
	5.800%, 01/15/2036	800,000	815,756
	United Airlines, Inc.
	4.150%, Series 2019-1, 08/25/2031	2,250,248	2,043,619
	TOTAL ASSET BACKED SECURITIES (Cost $13,589,137)		12,358,962

	BANK LOANS - 15.1%
	Communications - 0.4%
	Clear Channel Outdoor Holdings, Inc.
	Senior Secured First Lien, 8.806% (CME Term SOFR 3 Month + 3.500%), 08/21/2026 (a)	6,512,677	6,232,371
	Total Communications		6,232,371

	Consumer Discretionary - 4.0%
	Allied Universal Holdco LLC
	Senior Secured First Lien, 9.003% (CME Term SOFR 1 Month + 3.750%), 05/12/2028 (a)	9,825,000	9,568,468
	ClubCorp Holdings, Inc.
	Senior Secured First Lien, 7.904% (3 Month LIBOR USD + 2.750%), 09/18/2024 (a)	4,261,204	4,097,595
	Fertitta Entertainment LLC/NV
	Senior Secured First Lien, 9.153% (CME Term SOFR 1 Month + 4.000%), 01/29/2029 (a)	2,937,355	2,904,618
	Great Outdoors Group LLC
	Senior Secured First Lien, 8.904% (1 Month LIBOR USD + 3.750%), 03/06/2028 (a)	3,169,177	3,149,369
	LBM Acquisition LLC
	Senior Secured First Lien, 8.904% (1 Month LIBOR USD + 3.750%), 12/17/2027 (a)	6,363,923	6,128,586
	Mavis Tire Express Services Topco Corp.
	Senior Secured First Lien, 9.268% (CME Term SOFR 1 Month + 4.000%), 05/04/2028 (a)	7,840,000	7,783,670
	MIC Glen LLC
	Senior Secured Second Lien, 11.590% (1 Month LIBOR USD + 6.750%), 07/20/2029 (a)(f)	1,750,000	1,624,586
	PetSmart LLC
	Senior Secured First Lien, 9.003% (CME Term SOFR 1 Month + 3.750%), 02/11/2028 (a)	6,234,137	6,232,859
	SRS Distribution, Inc.
	Senior Secured First Lien, 8.654% (1 Month LIBOR USD + 3.500%), 06/02/2028 (a)	19,762,214	19,244,938
	Tacala Investment Corp.
	Senior Secured First Lien, 8.654% (1 Month LIBOR USD + 3.500%), 02/05/2027 (a)	3,799,571	3,745,446
	Senior Secured Second Lien, 12.340% (1 Month LIBOR USD + 7.500%), 02/07/2028 (a)	1,500,000	1,421,250
	Total Consumer Discretionary		65,901,385

	Consumer Staples - 0.9%
	Sunshine Luxembourg VII Sarl
	Senior Secured First Lien, 8.909% (3 Month LIBOR USD + 3.750%), 10/01/2026 (a)	14,495,672	14,441,386
	Total Consumer Staples		14,441,386

	Energy - 0.4%
	Traverse Midstream Partners LLC
	Senior Secured First Lien, 8.726% (CME Term SOFR 1 Month + 3.750%), 02/16/2028 (a)	6,640,081	6,594,431
	Total Energy		6,594,431

	Financials - 0.5%
	Deerfield Dakota Holding LLC
	Senior Secured First Lien, 8.648% (CME Term SOFR 1 Month + 3.750%), 04/09/2027 (a)	8,800,906	8,563,589
	Total Financials		8,563,589

	Health Care - 1.6%
	Heartland Dental LLC
	Senior Secured First Lien, 10.057% (CME Term SOFR 1 Month + 5.000%), 05/01/2028 (a)(g)	3,203,123	3,097,677
	Pathway Vet Alliance LLC
	Senior Secured First Lien, 8.904% (3 Month LIBOR USD + 3.750%), 03/31/2027 (a)	8,784,430	7,781,555
	PetVet Care Centers LLC
	Senior Secured First Lien, 7.904% (3 Month LIBOR USD + 2.750%), 02/14/2025 (a)	2,893,147	2,806,960
	Senior Secured First Lien, 8.404% (1 Month LIBOR USD + 3.250%), 02/14/2025 (a)	2,915,816	2,842,017
	Senior Secured First Lien, 8.654% (1 Month LIBOR USD + 3.500%), 02/14/2025 (a)	3,928,571	3,855,893
	WCG Intermediate Corp.
	Senior Secured First Lien, 9.268% (1 Month LIBOR USD + 4.000%), 01/08/2027 (a)	5,878,788	5,783,258
	Total Health Care		26,167,360

	Industrials - 1.5%
	Dynasty Acquisition Co., Inc.
	Senior Secured First Lien, 8.753% (1 Month LIBOR USD + 3.500%), 04/06/2026 (a)	3,679,093	3,653,799
	Engineered Machinery Holdings, Inc.
	Senior Secured First Lien, 8.659% (3 Month LIBOR USD + 3.500%), 05/22/2028 (a)	3,758,453	3,692,681
	Madison IAQ LLC
	Senior Secured First Lien, 8.302% (3 Month LIBOR USD + 3.250%), 06/21/2028 (a)	7,840,000	7,689,080
	Pro Mach Group, Inc.
	Senior Secured First Lien, 9.025% (1 Month LIBOR USD + 4.000%), 08/31/2028 (a)	4,433,757	4,428,703
	Roper Industrial Products Investment Co.
	Senior Secured First Lien, 9.398% (CME Term SOFR 1 Month + 4.500%), 11/22/2029 (a)	3,241,875	3,233,008
	Standard Aero Ltd.
	Senior Secured First Lien, 8.753% (1 Month LIBOR USD + 3.500%), 04/06/2026 (a)	1,978,007	1,964,408
	Total Industrials		24,661,679

	Materials - 2.4%
	Clydesdale Acquisition Holdings, Inc.
	Senior Secured First Lien, 9.428% (CME Term SOFR 1 Month + 4.175%), 04/13/2029 (a)	5,969,849	5,886,003
	LABL, Inc.
	Senior Secured First Lien, 10.253% (1 Month LIBOR USD + 5.000%), 10/30/2028 (a)	9,603,750	9,525,143
	Pregis TopCo LLC
	Senior Secured First Lien, 8.904% (3 Month LIBOR USD + 4.000%), 07/31/2026 (a)	3,438,750	3,414,043
	Senior Secured First Lien, 9.018% (3 Month LIBOR USD + 4.000%), 07/31/2026 (a)	5,359,915	5,337,832
	Proampac PG Borrower LLC
	Senior Secured First Lien, 8.998% (CME Term SOFR 3 Month + 3.750%), 11/03/2025 (a)	10,553,607	10,461,315
	Senior Secured First Lien, 9.141% (CME Term SOFR 3 Month + 3.750%), 11/03/2025 (a)	138,886	137,672
	Senior Secured First Lien, 8.927% (6 Month LIBOR USD + 3.750%), 07/03/2023 (a)	3,481,802	3,451,353
	Total Materials		38,213,361

	Technology - 3.4%
	Applied Systems, Inc.
	Senior Secured First Lien, 9.398% (CME Term SOFR 1 Month + 4.500%), 09/19/2026 (a)	14,154,740	14,191,260
	CoreLogic, Inc.
	Senior Secured First Lien, 8.688% (1 Month LIBOR USD + 3.500%), 06/02/2028 (a)	10,807,500	9,783,489
	Peraton Corp.
	Senior Secured First Lien, 9.003% (CME Term SOFR 1 Month + 3.750%), 02/01/2028 (a)	7,676,900	7,557,639
	Polaris Newco LLC
	Senior Secured First Lien, 9.159% (3 Month LIBOR USD + 4.000%), 06/02/2028 (a)	7,860,000	7,257,374
	Rackspace Technology Global, Inc.
	Senior Secured First Lien, 7.915% (3 Month LIBOR USD + 2.750%), 02/15/2028 (a)	4,887,500	2,268,362
	UKG, Inc.
	Senior Secured First Lien, 8.271% (3 Month LIBOR USD + 3.250%), 05/04/2026 (a)	8,800,987	8,650,622
	Senior Secured First Lien, 9.877% (CME Term SOFR 1 Month + 4.500%), 05/04/2026 (a)	6,000,000	5,998,770
	Total Technology		55,707,516
	TOTAL BANK LOANS (Cost $254,346,087)		246,483,078

	COLLATERALIZED LOAN OBLIGATIONS - 4.8%
	Boyce Park CLO Ltd.
	8.156%, Series 2022-1A, Class D (CME Term SOFR 3 Month + 3.100%), 04/21/2035 (a)	2,500,000	2,346,232
	CarVal CLO
	8.150%, Series 2018-1A, Class D (3 Month LIBOR USD + 2.890%), 07/16/2031 (a)	1,505,000	1,415,319
	8.450%, Series 2019-1A, Class DR (3 Month LIBOR USD + 3.200%), 04/20/2032 (a)	2,750,000	2,552,942
	Cayuga Park CLO
	8.360%, Series 2020-1A, Class DR (3 Month LIBOR USD + 3.100%), 07/17/2034 (a)	1,750,000	1,618,275
	CIFC Funding Ltd.
	8.350%, Series 2019-1A, Class DR (3 Month LIBOR USD + 3.100%), 04/20/2032 (a)	1,275,000	1,235,631
	Dryden Senior Loan Fund
	7.160%, Series 2018-55A, Class C (3 Month LIBOR USD + 1.900%), 04/15/2031 (a)	250,000	242,387
	6.662%, Series 2018-64A, Class B (3 Month LIBOR USD + 1.400%), 04/18/2031 (a)	2,600,000	2,550,307
	6.760%, Series 2018-58A, Class B (3 Month LIBOR USD + 1.500%), 07/17/2031 (a)	1,500,000	1,472,497
	7.060%, Series 2018-58A, Class C (3 Month LIBOR USD + 1.800%), 07/17/2031 (a)	1,500,000	1,467,401
	6.660%, Series 2018-61A, Class BR (3 Month LIBOR USD + 1.400%), 01/17/2032 (a)	1,500,000	1,472,459
	7.010%, Series 2018-61A, Class CR (3 Month LIBOR USD + 1.750%), 01/17/2032 (a)	1,500,000	1,472,103
	Flatiron CLO Ltd.
	6.860%, Series 2021-2A, Class B (3 Month LIBOR USD + 1.600%), 10/15/2034 (a)	7,000,000	6,839,994
	8.318%, Series 2019-1A, Class DR (3 Month LIBOR USD + 3.000%), 11/16/2034 (a)	1,000,000	935,409
	Madison Park Funding Ltd.
	6.860%, Series 2018-28A, Class B (3 Month LIBOR USD + 1.600%), 07/15/2030 (a)	2,000,000	1,968,402
	7.110%, Series 2018-28A, Class C (3 Month LIBOR USD + 1.850%), 07/15/2030 (a)	1,000,000	987,845
	7.012%, Series 2018-29A, Class B (3 Month LIBOR USD + 1.750%), 10/18/2030 (a)	2,650,000	2,628,757
	Magnetite CLO Ltd.
	8.160%, Series 2014-8A, Class DR2 (3 Month LIBOR USD + 2.900%), 04/15/2031 (a)	3,000,000	2,882,956
	6.855%, Series 2021-30A, Class B (3 Month LIBOR USD + 1.600%), 10/25/2034 (a)	6,550,000	6,422,399
	8.036%, Series 2019-24A, Class DR (CME Term SOFR 3 Month + 3.050%), 04/15/2035 (a)	2,600,000	2,458,829
	Neuberger Berman CLO Ltd.
	8.261%, Series 2014-18A, Class CR2 (3 Month LIBOR USD + 3.000%), 10/21/2030 (a)	3,000,000	2,755,692
	8.965%, Series 2019-35A, Class D (3 Month LIBOR USD + 3.700%), 01/19/2033 (a)	1,750,000	1,651,166
	8.060%, Series 2021-42A, Class D (3 Month LIBOR USD + 2.800%), 07/16/2035 (a)	2,250,000	2,096,583
	6.900%, Series 2020-38A, Class BR (3 Month LIBOR USD + 1.650%), 10/20/2035 (a)	5,000,000	4,972,325
	OCP CLO Ltd.
	8.450%, Series 2020-18A, Class DR (3 Month LIBOR USD + 3.200%), 07/20/2032 (a)	1,000,000	934,711
	8.361%, Series 2019-16A, Class DR (3 Month LIBOR USD + 3.150%), 04/10/2033 (a)	1,000,000	930,139
	OHA Credit Funding
	8.300%, Series 2018-1A, Class D (3 Month LIBOR USD + 3.050%), 10/20/2030 (a)	1,500,000	1,450,032
	Palmer Square Loan Funding Ltd.
	6.729%, Series 2020-1A, Class A2 (3 Month LIBOR USD + 1.350%), 02/20/2028 (a)	2,000,000	1,993,486
	7.279%, Series 2020-1A, Class B (3 Month LIBOR USD + 1.900%), 02/20/2028 (a)	1,000,000	986,688
	Rad CLO
	9.260%, Series 2020-9A, Class D (3 Month LIBOR USD + 4.000%), 01/15/2034 (a)	2,000,000	1,897,379
	6.949%, Series 2021-12A, Class B (3 Month LIBOR USD + 1.650%), 10/30/2034 (a)	4,000,000	3,945,028
	RR Ltd./Cayman Islands
	8.086%, Series 2019-7A, Class C1B (CME Term SOFR 3 Month + 3.100%), 01/15/2037 (a)	2,000,000	1,898,413
	Sandstone Peak Ltd.
	7.060%, Series 2021-1A, Class B1 (3 Month LIBOR USD + 1.800%), 10/15/2034 (a)	9,000,000	8,784,282
	TICP CLO Ltd.
	8.410%, Series 2019-13A, Class DR (3 Month LIBOR USD + 3.150%), 04/15/2034 (a)	1,000,000	955,481
	8.560%, Series 2018-12A, Class DR (3 Month LIBOR USD + 3.300%), 07/15/2034 (a)	1,100,000	1,031,733
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $80,567,476)		79,253,282

	U.S. TREASURY OBLIGATIONS - 2.7%
	United States Treasury Note/Bond
	4.000%, 02/29/2028	7,500,000	7,445,947
	3.625%, 05/31/2028	10,000,000	9,782,031
	2.875%, 08/15/2028	10,000,000	9,422,266
	2.875%, 04/30/2029	8,000,000	7,503,750
	3.750%, 05/31/2030	10,000,000	9,861,719
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,200,148)		44,015,713

	COMMON STOCKS - 0.0% (b)	Shares	Value
	TNT DUMMY EQUITY (c)(f)	4,054	29,053
	TOTAL COMMON STOCKS (Cost $1,516,777)		29,053

	SHORT TERM INVESTMENTS - 4.5%
	U.S. Bank Money Market Deposit Account - 5.10% (d)	73,888,376	73,888,376
	TOTAL SHORT TERM INVESTMENTS (Cost $73,888,376)		73,888,376

	TOTAL INVESTMENTS - 99.9% (Cost $1,742,075,080)		1,633,652,401
	Other Assets in Excess of Liabilities - 0.1%		1,733,851
	TOTAL NET ASSETS - 100.0%		$1,635,386,252

	Percentages are stated as a percent of net assets.

	CDI - CREST Depository Interest
	CLO - Collateralized Loan Obligation
	CMT - Constant Maturity Treasury
	LIBOR - London Interbank Offered Rate
	PIK - Payment In Kind
	PLC - Public Limited Company
	SOFR - Secured Overnight Financing Rate
	SOFRINDX - Secured Overnight Financing Rate Index

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2023.

(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

(e)	Perpetual maturity. The date disclosed is the next call date of the security.
(f)	These securities have been deemed illiquid pursuant to the Fund's liquidity guidelines. The value of these securities total $1,653,639, which represents 0.1% of total net assets.
(g)	All or a portion of this bank loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.

Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:

Aristotle Core Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$222,987,910	$-	$-	$222,987,910
	Real Estate Investment Trusts	3,053,402	-	-	3,053,402
	Short Term Investments	4,113,155	-	-	4,113,155
	Total Investments	$230,154,467	$-	$-	$230,154,467

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Core Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$691,104,303	$-	$691,104,303
	Asset-Backed Securities	-	165,271,317	-	165,271,317
	Bank Loans[1]	-	151,325,971	-	151,325,971
	Collateralized Loan Obligations	-	95,601,653	-	95,601,653
	Mortgage Backed Securities	-	49,649,429	-	49,649,429
	U.S. Treasury Obligations	-	289,824,048	-	289,824,048
	Short Term Investments	76,378,667	-	-	76,378,667
	Total Investments	$76,378,667	$1,442,776,721	$-	$1,519,155,388

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle ESG Core Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$15,287,529	$-	$15,287,529
	Asset-Backed Securities	-	3,137,065	-	3,137,065
	Collateralized Loan Obligations	-	1,633,899	-	1,633,899
	Mortgage Backed Securities	-	683,619	-	683,619
	U.S. Treasury Obligations	-	5,385,137	-	5,385,137
	Short Term Investments	499,763	-	-	499,763
	Total Investments	$499,763	$26,127,249	$-	$26,627,012

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Floating Rate Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$241,235,973	$-	$241,235,973
	Bank Loans[1]	-	3,012,234,230	-	3,012,234,230
	Exchange Traded Funds	40,332,956	-	-	40,332,956
	Short Term Investments	344,943,803	-	-	344,943,803
	Total Investments	$385,276,759	$3,253,470,203	$-	$3,638,746,962

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Growth Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$237,231,041	$-	$-	$237,231,041
	Real Estate Investment Trusts	2,755,038	-	-	2,755,038
	Short Term Investments	649,915	-	-	649,915
	Total Investments	$240,635,994	$-	$-	$240,635,994

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle High Yield Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$67,443,317	$-	$67,443,317
	Asset-Backed Securities	-	167,606	-	167,606
	Bank Loans[1]	-	3,884,095	-	3,884,095
	Collateralized Loan Obligations	-	3,987,269	-	3,987,269
	Common Stocks	-	5,081	-	5,081
	Exchange Traded Funds	3,349,582	-	-	3,349,582
	Short Term Investments	7,019,952	-	-	7,019,952
	Total Investments	$10,369,534	$75,487,368	$-	$85,856,902

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle International Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$171,988,471	$-	$-	$171,988,471
	Short Term Investments	4,014,882	-	-	4,014,882
	Total Investments	$176,003,353	$-	$-	$176,003,353

[1]	For a detailed break-out of these securities by country classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Aggressive Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$146,792,996	$-	$-	$146,792,996
	Exchange Traded Funds	123,229,459	-	-	123,229,459
	Short Term Investments	732,005	-	-	732,005
	Total Investments	$270,754,460	$-	$-	$270,754,460

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$132,026,839	$-	$-	$132,026,839
	Exchange Traded Funds	30,887,995	-	-	30,887,995
	Short Term Investments	264,382	-	-	264,382
	Total Investments	$163,179,216	$-	$-	$163,179,216

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$396,660,779	$-	$-	$396,660,779
	Exchange Traded Funds	268,546,978	-	-	268,546,978
	Short Term Investments	1,660,091	-	-	1,660,091
	Total Investments	$666,867,848	$-	$-	$666,867,848

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$169,970,495	$-	$-	$169,970,495
	Exchange Traded Funds	55,172,383	-	-	55,172,383
	Short Term Investments	351,291	-	-	351,291
	Total Investments	$225,494,169	$-	$-	$225,494,169

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$540,987,609	$-	$-	$540,987,609
	Exchange Traded Funds	220,123,503	-	-	220,123,503
	Short Term Investments	1,370,598	-	-	1,370,598
	Total Investments	$762,481,710	$-	$-	$762,481,710

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Short Duration Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$542,188,619	$-	$542,188,619
	Asset-Backed Securities	-	197,044,046	-	197,044,046
	Bank Loans[1]	-	142,057,144	-	142,057,144
	Collateralized Loan Obligations	-	79,761,860	-	79,761,860
	U.S. Treasury Obligations	-	167,702,736	-	167,702,736
	Short Term Investments	12,512,122	-	-	12,512,122
	Total Investments	$12,512,122	$1,128,754,405	$-	$1,141,266,527

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Small Cap Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$24,949,013	$-	$-	$24,949,013
	Real Estate Investment Trusts[1]	1,159,774	-	-	1,159,774
	Closed End Funds	184,368	-	-	184,368
	Exchange Traded Funds	722,133	-	-	722,133
	Short Term Investments	164,040	-	-	164,040
	Total Investments	$27,179,328	$-	$-	$27,179,328

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Small/Mid Cap Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$55,926,496	$-	$-	$55,926,496
	Real Estate Investment Trusts[1]	1,574,799	-	-	1,574,799
	Closed End Funds	474,506	-	-	474,506
	Exchange Traded Funds	405,938	-	-	405,938
	Short Term Investments	2,013,553	-	-	2,013,553
	Total Investments	$60,395,292	$-	$-	$60,395,292

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Strategic Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$1,177,623,937	$-	$1,177,623,937
	Asset-Backed Securities	-	12,358,962	-	12,358,962
	Bank Loans[1]	-	246,483,078	-	246,483,078
	Collateralized Loan Obligations	-	79,253,282	-	79,253,282
	U.S. Treasury Obligations	-	44,015,713	-	44,015,713
	Common Stocks	-	29,053	-	29,053
	Short Term Investments	73,888,376	-	-	73,888,376
	Total Investments	$73,888,376	$1,559,764,025	$-	$1,633,652,401

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Ultra Short Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$34,119,854	$-	$34,119,854
	Asset-Backed Securities	-	6,519,039	-	6,519,039
	Bank Loans[1]	-	2,705,305	-	2,705,305
	Collateralized Loan Obligations	-	10,118,524	-	10,118,524
	U.S. Treasury Obligations	-	7,667,891	-	7,667,891
	Short Term Investments	4,247,803	-	-	4,247,803
	Total Investments	$4,247,803	$61,130,613	$-	$65,378,416

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.